Receivables - Summary of Receivables (Detail) - EUR (€)	Jun. 30, 2024	Dec. 31, 2023
Disclosure of acquired receivables [abstract]
Current tax receivable	€ 1,095,589	€ 615,538
VAT receivables	515,304	423,486
Total	€ 1,610,893	€ 1,039,024